Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss	$ 2,765,600	$ 1,757,800
Research and development tax credits	436,300	347,000
Accruals	44,700	4,000
Other	46,000	81,200
Valuation allowance	(3,292,600)	(2,190,000)
Total